CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net (loss) earnings	$ 4,119	$ (4,319)
Adjustments for:
Depreciation, depletion, amortization and impairment	5,850	9,526
Deferred income tax expense (recovery)	56	(1,119)
Accretion	304	278
Unrealized foreign exchange gain on U.S. dollar denominated debt	(113)	(312)
Change in fair value of financial instruments and trading inventory	(13)	108
Gain on disposal of assets	(257)	(16)
Loss on extinguishment of long-term debt	80
Share-based compensation	205	(238)
Exploration		80
Settlement of decommissioning and restoration liabilities	(263)	(231)
Other	289	119
Decrease (increase) in non-cash working capital	1,507	(1,201)
Cash flow provided by operating activities	11,764	2,675
Investing Activities
Capital and exploration expenditures	(4,555)	(3,926)
Proceeds from disposal of assets	335	72
Other investments	(28)	(113)
Decrease (increase) in non-cash working capital	271	(557)
Cash flow used in investing activities	(3,977)	(4,524)
Financing Activities
Net (decrease) increase in short-term debt	(2,256)	1,445
Net (decrease) increase in long-term debt	(2,451)
Issuance of long-term debt	1,423	2,634
Lease liability payments	(325)	(335)
Issuance of common shares under share option plans	8	29
Repurchase of common shares	(2,304)	(307)
Distributions relating to non-controlling interest	(9)	(10)
Dividends paid on common shares	(1,550)	(1,670)
Cash flow (used in) provided by financing activities	(7,464)	1,786
Increase (Decrease) in Cash and Cash Equivalents	323	(63)
Effect of foreign exchange on cash and cash equivalents	(3)	(12)
Cash and cash equivalents at beginning of year	1,885	1,960
Cash and Cash Equivalents at End of Year	2,205	1,885
Supplementary Cash Flow Information
Interest paid	980	1,028
Income taxes paid	$ (532)	$ 695